UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	August 3, 2004

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	$217,233,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 com              88579y101     4744    52701 SH       SOLE                    52701
AMBAC Financial                com              023139108     3499    47650 SH       SOLE                    47650
Abbott Labs                    com              002824100      234     5750 SH       SOLE                     5750
Altria Group Inc               com              02209s103      533    10650 SH       SOLE                    10650
Amer Intl Group                com              026874107     5234    73432 SH       SOLE                    73432
American Capital Strategies Lt com              024937104      301    10750 SH       SOLE                    10750
American Express               com              025816109     5230   101790 SH       SOLE                   101790
Amgen Inc.                     com              031162100     4836    88619 SH       SOLE                    88619
Anheuser-Busch                 com              035229103      594    11000 SH       SOLE                    11000
Apache Corp                    com              037411105     5160   118491 SH       SOLE                   118491
BHP Billiton Ltd               com              088606108     3882   221550 SH       SOLE                   221550
Bank of America Corp           com              060505104     5030    59447 SH       SOLE                    59447
Bank of New York Inc           com              064057102      657    22275 SH       SOLE                    22275
Barr Pharmaceuticals           com              068306109     2819    83662 SH       SOLE                    83662
Boeing                         com              097023105      572    11200 SH       SOLE                    11200
ChevronTexaco Corp             com              166764100      393     4172 SH       SOLE                     4172
Chubb Corp                     com              171232101      205     3000 SH       SOLE                     3000
Cisco Systems Inc              com              17275R102     3663   154550 SH       SOLE                   154550
Citigroup Inc                  com              172967101     4639    99761 SH       SOLE                    99761
Coca Cola Co.                  com              191216100      623    12350 SH       SOLE                    12350
Comcast Corp Class A           com              20030n101     3657   130141 SH       SOLE                   130141
Costco Wholesale               com              22160k105      437    10600 SH       SOLE                    10600
Danaher Corp                   com              235851102     4760    91800 SH       SOLE                    91800
Dean Foods Inc                 com              242370104     3080    82550 SH       SOLE                    82550
Emerson Electric               com              291011104      305     4800 SH       SOLE                     4800
Equitable Resources            com              294549100     4488    86800 SH       SOLE                    86800
Exxon Mobil Corp               com              30231g102      559    12584 SH       SOLE                    12584
First Data Corp                com              319963104     3872    86965 SH       SOLE                    86965
Genentech Inc. New             com              368710406      225     4000 SH       SOLE                     4000
General Electric               com              369604103     4979   153670 SH       SOLE                   153670
Goldman Sachs                  com              38141g104     4266    45305 SH       SOLE                    45305
Guidant Corporation            com              401698105      246     4400 SH       SOLE                     4400
H & R Block Inc.               com              093671105     3922    82250 SH       SOLE                    82250
HCA Inc                        com              404119109     3582    86125 SH       SOLE                    86125
Harley-Davidson Inc            com              412822108     5243    84650 SH       SOLE                    84650
I. B. M.                       com              459200101     3544    40202 SH       SOLE                    40202
Intel Corp                     com              458140100     3576   129552 SH       SOLE                   129552
Johnson & Johnson              com              478160104      343     6152 SH       SOLE                     6152
Kohls Corporation              com              500255104     3426    81025 SH       SOLE                    81025
Loews Corp.                    com              540424108      210     3500 SH       SOLE                     3500
Medtronic Inc.                 com              585055106      204     4178 SH       SOLE                     4178
Merck & Co.                    com              589331107      513    10800 SH       SOLE                    10800
Microsoft                      com              594918104     5013   175530 SH       SOLE                   175530
Nestle SA ADR                  com              641069406     2405    36076 SH       SOLE                    36076
Nike Inc Class B               com              654106103     5911    78029 SH       SOLE                    78029
Nokia Corporation ADR          com              654902204     2915   200500 SH       SOLE                   200500
Northrop Grumman               com              666807102     3286    61200 SH       SOLE                    61200
Novartis AG - ADR              com              66987v109     3622    81400 SH       SOLE                    81400
Omnicom Group                  com              681919106      239     3150 SH       SOLE                     3150
Paccar Inc.                    com              693718108      920    15867 SH       SOLE                    15867
Pepsico Inc.                   com              713448108      383     7113 SH       SOLE                     7113
Pfizer                         com              717081103     4616   134660 SH       SOLE                   134660
Presstek, Inc.  (No restrictio com              741113104      184    17500 SH       SOLE                    17500
Procter & Gamble               com              742718109     4624    84940 SH       SOLE                    84940
S&P 500 Depository Receipt     com              78462f103     1313    11465 SH       SOLE                    11465
S&P Mid-Cap 400 Depository Rec com              595635103     7049    63450 SH       SOLE                    63450
S&P Small-Cap 600 iShares Trus com              464287804     4725    32100 SH       SOLE                    32100
SLM Corporation                com              78442p106     4081   100900 SH       SOLE                   100900
Safeco Corp.                   com              786429100      640    14550 SH       SOLE                    14550
Starbucks Corporation          com              855244109     5549   127590 SH       SOLE                   127590
Sungard Data Systems           com              867363103     3549   136490 SH       SOLE                   136490
Symantec Corp                  com              871503108     4050    92500 SH       SOLE                    92500
Synopsys Inc.                  com              871607107     3021   106250 SH       SOLE                   106250
Sysco Corp                     com              871829107     4499   125415 SH       SOLE                   125415
Telefonica SA - Spons ADR      com              879382208      390     8746 SH       SOLE                     8746
Teva Pharmaceutical            com              881624209     4370    65050 SH       SOLE                    65050
Texas Instruments              com              882508104     2003    82850 SH       SOLE                    82850
Tiffany & Company              com              886547108     3647    98975 SH       SOLE                    98975
Time Warner Inc.               com              887317105     2645   150462 SH       SOLE                   150462
Tribune Company                com              896047107      239     5257 SH       SOLE                     5257
United Parcel Service  Cl B    com              911312106      351     4675 SH       SOLE                     4675
United Technologies            com              913017109     4569    49945 SH       SOLE                    49945
Varian Medical Systems         com              92220P105     2968    37400 SH       SOLE                    37400
Walgreen Co.                   com              931422109     2881    79550 SH       SOLE                    79550
Washington Mutual Inc          com              939322103      284     7350 SH       SOLE                     7350
Waters Corp                    com              941848103     3216    67300 SH       SOLE                    67300
Weatherford International Ltd  com              g95089101     3967    88189 SH       SOLE                    88189
Weyerhaeuser Co.               com              962166104      316     5000 SH       SOLE                     5000
Zimmer Holdings Inc            com              98956p102     4509    51122 SH       SOLE                    51122